TRADE AND OTHER RECEIVABLES - Trade receivables denominated in major currencies (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 971	$ 911
US Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	429	380
Sterling
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	34	34
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	201	198
Other Currencies
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 307	$ 299